VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Drydocking Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels, Deferred Drydock and Other Property [Abstract]
Beginning Balance	$ 30,557	$ 37,075	$ 29,325
Additions	19,205	8,822	22,981
Sub-total	49,762	45,897	52,306
Drydock amortization	(18,367)	(15,340)	(15,231)
Amount charged to loss/gain on sale of vessels	(867)
Ending Balance	$ 30,528	$ 30,557	$ 37,075